ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN - Additional information (Details)													1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 11, 2024 USD ($)	Feb. 09, 2024 USD ($)	Jan. 08, 2024 USD ($)	Dec. 11, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 09, 2023 USD ($)	Nov. 06, 2023 USD ($) shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 11, 2023	May 09, 2023 USD ($)	May 13, 2022 USD ($) $ / shares shares	Apr. 30, 2023 USD ($)	Nov. 13, 2023	Aug. 13, 2023	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 19, 2024 $ / shares	Sep. 30, 2024 USD ($) $ / shares	Jul. 12, 2024 $ / shares	Aug. 11, 2023 USD ($)
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares																$ 0.0001			$ 0.0001	$ 0.0001
Number of shares issuable per warrant | shares																	1
Exercise price of warrants (in dollars per share) | $ / shares																	$ 3.61
Cash																$ 1,160,000			$ 1,882,000
Preferred shares, par value (in dollars per share) | $ / shares																			$ 0.0001	0.0001
Class A Common Stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares																			$ 0.0001
Subsequent events
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares																		$ 0.0001
Monterey Capital Acquisition Corporation
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares																$ 0.0001				$ 0.0001
Exercise price of warrants (in dollars per share) | $ / shares																$ 1
Aggregate purchase price																$ 0	$ 3,040,000
Transaction Costs																8,698,910
Underwriting fees																920,000
Deferred underwriting commissions payable to underwriter																3,680,000
Estimated fair value of representative share																622,882
Fair value of transferred units																2,508,632
Other offering costs																967,396
Cash																5,947	5,938
Shares subject to possible redemption, transaction costs																8,139,659
Investment of cash into Trust Account																(2,491,431)	(92,920,000)
Investments maximum maturity term												185 days
Withdrew dividend and interest income earned from Trust Account																$ 1,588,710	0
Number of initial businesses combination minimum | item																1
Threshold minimum aggregate fair market value of asset held in trust account (in percent)																80.00%
Ownership interest to be acquired on post-transaction company																50.00%
Minimum net tangible asset up on consummation of business combination																$ 5,000,001
Maximum percentage of shares that can be redeemed without prior consent of the Company																15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)																100.00%
Threshold period to complete business combination																24 months
Extended period to consummate initial business combination														3 months	3 months
First Extension Payment											$ 920,000
Deferred credit - term extension fee funded by acquisition target company											$ 920,000					$ 2,491,431
Deferred credit recognized for First Extension Payment																					$ 920,000
Current extension period	1 month	1 month	1 month	1 month		1 month	1 month			1 month
Additional extension payment by connect	$ 325,716	$ 325,716	$ 325,716	$ 325,716		$ 325,715
Maximum amount of interest and dividends earned in trust account																100,000
Redemption of investments in Trust Account for franchise taxes																1,588,710	0
Outstanding working capital loan																739,457
Aggregate of proceeds from sponsor																$ 0	$ 274,100
Preferred shares, par value (in dollars per share) | $ / shares																$ 0.0001	$ 0.0001
Exercise tax liability																$ 209,612
Monterey Capital Acquisition Corporation | Class A Common Stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares																$ 0.0001	$ 0.0001
Purchase of shares | shares												138,000
Monterey Capital Acquisition Corporation | Class A common stock subject to possible redemption
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares redeemed | shares							1,961,875
Value of common stock redeemed							$ 20,961,169
Monterey Capital Acquisition Corporation | 2023 Equity Incentive Plan
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Initial aggregate share reserve percentage on common stock																10.00%
Aggregate share reserve percentage on common stock outstanding on the final day of the immediately preceding calendar year																4.00%
Monterey Capital Acquisition Corporation | Use of Funds Restricted for Payment of Taxes
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Interest and dividend income earned in Trust Account													$ 302,000
Payments of general operating expenses					$ 58,000			$ 215,000	$ 87,000
Monterey Capital Acquisition Corporation | Warrants | Class A Common Stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares																1
Exercise price of warrants (in dollars per share) | $ / shares																$ 11.5
Monterey Capital Acquisition Corporation | Public Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Warrants, transaction costs																$ 152,515
Monterey Capital Acquisition Corporation | Warrant Rights
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of common shares unit | shares												0.1
Warrants, transaction costs																$ 406,736
Monterey Capital Acquisition Corporation | Initial public offering
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of units sold | shares												9,200,000
Number of common shares unit | shares												0.10
Purchase price (in dollars per share) | $ / shares												$ 10
Proceeds from issuance initial public offering												$ 92,000,000
Estimated fair value of representative share												622,882
Cash												$ 923,563
Share price per unit | $ / shares												$ 10.1
Investment of cash into Trust Account												$ (92,920,000)
Monterey Capital Acquisition Corporation | Initial public offering | Class A Common Stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares in a unit | shares												1
Common stock, par value (in dollars per share) | $ / shares												$ 0.0001
Monterey Capital Acquisition Corporation | Initial public offering | Anchor investor
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Purchase price (in dollars per share) | $ / shares												$ 10
Issuance of common stock (in shares) | shares												600,000
Share price per unit | $ / shares												$ 0.009
Purchase of shares | shares												9,108,000
Monterey Capital Acquisition Corporation | Initial public offering | Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Exercise price of warrants (in dollars per share) | $ / shares												$ 11.5
Monterey Capital Acquisition Corporation | Initial public offering | Warrants | Class A Common Stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of warrants in a unit | shares												1
Number of shares issuable per warrant | shares												1
Monterey Capital Acquisition Corporation | Initial public offering | Public Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of warrants in a unit | shares												1
Monterey Capital Acquisition Corporation | Initial public offering | Public Warrants | Class A Common Stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares												1
Exercise price of warrants (in dollars per share) | $ / shares												$ 11.5
Monterey Capital Acquisition Corporation | Private Placement | Private placement warrants | Class A Common Stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares												1
Monterey Capital Acquisition Corporation | Private Placement | Private placement warrants | Sponsor
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Sale of Private Placement Warrants (in shares) | shares												3,040,000
Price of warrant (in dollars per share) | $ / shares												$ 1
Aggregate purchase price												$ 3,040,000
Monterey Capital Acquisition Corporation | Over-allotment option
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of units sold | shares												1,200,000
Monterey Capital Acquisition Corporation | ConnectM
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares																$ 0.0001
Cure period																30 days
Preferred shares, par value (in dollars per share) | $ / shares																$ 0.0001
Transaction expenses																$ 8,000,000
Period for written notice																2 days
Period for written notice given by Acquiree																15 days
Monterey Capital Acquisition Corporation | ConnectM | Lock-Up Agreement/Transfer Restrictions
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Period agreed for not to transfer any shares of common stock																180 days
Price of stock equals for not to transfer any shares of common stock | $ / shares																$ 16.5